Revenue from Operations (Tables)	12 Months Ended
Mar. 31, 2019
Revenue [Abstract]
Summary of Revenue

Revenues for fiscal 2019, 2018 and 2017 are as follows:

(Dollars in millions)
	Year ended March 31,
Particulars	2019	2018	2017
Revenue from software services	11,184	10,371	9,669
Revenue from products and platforms	615	568	539
	11,799	10,939	10,208

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top customer and top ten customers:

	(In %)
	Year ended March 31,
	2019	2018	2017
Revenue from top customer	3.6	3.4	3.4
Revenue from top ten customers	19.0	19.3	21.0

The table below presents disaggregated revenues from contracts with customers by geography, offerings and contract-type for each of our business segments. The Group believes this disaggregation best depicts how the nature, amount, timing and uncertainty of revenues and cash flows are affected by industry, market and other economic factors.

Year ended March 31, 2019	(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography
North America	2,290	1,255	796	838	619	844	438	61	7,141
Europe	698	548	271	507	499	15	287	22	2,847
India	172	3	8	—	12	20	2	75	292
Rest of the world	618	129	413	138	33	3	16	169	1,519
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799

Revenue by offerings
Services
Digital	1,076	630	491	427	327	285	156	44	3,436
Core	2,293	1,255	971	1,026	805	584	539	275	7,748
Subtotal	3,369	1,885	1,462	1,453	1,132	869	695	319	11,184
Products and platforms
Digital	104	43	25	10	20	12	29	6	249
Core	305	7	1	20	11	1	19	2	366
Subtotal	409	50	26	30	31	13	48	8	615
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799
Digital	1,180	673	516	437	347	297	185	50	3,685
Core	2,598	1,262	972	1,046	816	585	558	277	8,114

Revenues by contract type
Fixed Price	1,655	1,223	903	861	596	450	347	162	6,197
Time & Materials	2,123	712	585	622	567	432	396	165	5,602
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799

(1)	Financial Services include enterprises in Financial Services and Insurance
(2)	Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)	Communication includes enterprises in Communication, Telecom OEM and Media
(4)	Life Sciences includes enterprises in Life sciences and Health care
(5)	Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other Public Service enterprises